Loans and borrowings (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Transaction Costs of Long Term Debt Obligations	₨ 91	₨ 117
Undrawn borrowing facilities	₨ 47,134	₨ 24,046